NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS
NATURE OF BUSINESS
Hermitage Offshore Services Ltd. and its subsidiaries, formerly "Nordic American Offshore Ltd." (together "we", "our", "us", or the "Company"), is an offshore support vessel ("OSV") company organized under the laws of Bermuda that owns 23 vessels consisting of ten platform supply vessels ("PSVs"), two anchor handling tug supply vessels (the "AHTS vessels"), and 11 crew boats. The Company’s vessels primarily operate in the North Sea and in West Africa.
On December 12, 2018, the Company entered into a share purchase agreement with Scorpio Offshore Investments Inc. ("SOI"), a related party, pursuant to which SOI invested $5.0 million in a private placement of the Company’s common shares at a price of $4.20 per share (the "Private Placement").  As part of the Private Placement, Mr. Emanuele Lauro was appointed Chairman and Chief Executive Officer of the Company. In addition, Mr. Robert Bugbee was appointed to the Company’s Board of Directors and to the office of President, Mr. Cameron Mackey was appointed Chief Operating Officer, and Mr. Filippo Lauro was appointed Vice President. Mr. Mackey was subsequently also appointed to the Company's Board of Directors. Concurrent with the Private Placement, the Company's former Chairman, Mr. Herbjørn Hansson, resigned from all of his positions at the Company.
On June 4, 2019, the Company changed its name to "Hermitage Offshore Services Ltd." and began trading on the New York Stock Exchange (the "NYSE") under its new name and changed its ticker symbol from "NAO" to "PSV" at the start of trading on June 7, 2019. We maintain our principal executive offices at the LOM Building, 27 Reid Street, Hamilton HM 11 Bermuda.
Reverse Asset Acquisition and Change in Basis of Accounting
In April 2019, the Company acquired 13 vessels consisting of two AHTS vessels and 11 crew boats from Scorpio Offshore Holding Inc. ("SOHI"), a related party, in exchange for 8,126,219 common shares of the Company. As part of this acquisition, the Company assumed the aggregate outstanding indebtedness of $9.0 million under the DVB Credit Facility (defined below in Note 7) relating to the two AHTS vessels. The assets acquired in this transaction are collectively referred to as the "SOHI Assets", and the transactions to acquire the SOHI Assets and the assumption of the related indebtedness, are referred to as the "Transaction".
As a result of the Transaction, SOHI and its affiliated entities, which are part of the Scorpio group of companies (collectively referred to as "Scorpio"), obtained a controlling voting interest in the Company.  Accordingly, under the relevant accounting guidance, Scorpio was identified as the accounting acquirer of the Company, and the Transaction is considered to be a reverse acquisition.  Moreover, the Company determined that the Transaction constitutes a reverse acquisition of assets rather than a reverse business combination.
Under the applicable accounting guidance, a reverse asset acquisition results in a change in the basis of accounting on the Transaction date. As a result, the financial information presented following the Transaction is not directly comparable to historical periods.
Since it has been determined that the Transaction constitutes a reverse acquisition of assets, the historical financial information prior to the date of the Transaction presented herein (and in future reports and filings) will continue to reflect the results and position of the Company prior to the Transaction rather than that of the SOHI Assets as would be required in a business combination. The Company believes that the historical financial information of the Company prior to the Transaction is more relevant to investors than the historical financial information of the SOHI Assets due to the relative carrying value of the Company's ten PSVs compared to the SOHI Assets and that the value and operating results of the PSVs are expected to be the ultimate driver of the Company's business in future periods. The results from the operations and cash flows of the SOHI Assets are included only in the Company's financial information from the Transaction date.
Accordingly, the Company's pre-Transaction financial information is presented for the period January 1, 2019 to April 8, 2019 (Predecessor), and for each of the years ended December 31, 2018 and 2017 (Predecessor). The Company’s post-Transaction financial information is presented for the period from April 9, 2019 to December 31, 2019 (Successor).
This Transaction is further described in Note 3.
Reverse Stock Split
On January 28, 2019, the Company effected a one-for-ten reverse stock split. All share and per share information for all periods has been retroactively adjusted to reflect the reverse stock split. The par value was adjusted from $0.01 per share to $0.10 per share as a result of the reverse stock split. The par value was subsequently reduced to $0.01 per share with effect from June 5, 2019 through a reduction in the issued and paid-up share capital of the Company, as described in Note 8.